American Funds Multi-Sector Income FundSM
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 93.05% Corporate bonds & notes 64.03% Health care 9.45%	Principal amount (000)	Value (000)
Abbott Laboratories 3.75% 2026	$30	$34
AbbVie Inc. 2.95% 2026[1]	71	73
AbbVie Inc. 4.25% 2049[1]	25	27
Amgen Inc. 3.375% 2050	30	32
AstraZeneca PLC 3.375% 2025	65	69
Bausch Health Cos. Inc. 5.00% 2028[1]	110	105
Bausch Health Cos. Inc. 7.00% 2028[1]	100	104
Bausch Health Cos. Inc. 5.25% 2030[1]	105	99
Becton, Dickinson and Co. 2.894% 2022	130	130
Becton, Dickinson and Co. 3.70% 2027	190	193
Bristol-Myers Squibb Co. 2.90% 2024[1]	100	106
Catalent Pharma Solutions Inc. 5.00% 2027[1]	15	15
Centene Corp. 5.375% 2026[1]	45	47
Centene Corp. 4.25% 2027[1]	235	237
Centene Corp. 4.625% 2029[1]	190	192
Centene Corp. 3.375% 2030[1]	44	41
Charles River Laboratories International, Inc. 5.50% 2026[1]	45	46
Charles River Laboratories International, Inc. 4.25% 2028[1]	8	8
Encompass Health Corp. 4.50% 2028	17	17
Encompass Health Corp. 4.75% 2030	30	30
GlaxoSmithKline PLC 3.125% 2021	100	101
HCA Inc. 5.875% 2023	75	79
HCA Inc. 5.375% 2026	75	78
IMS Health Holdings, Inc. 5.00% 2026[1]	200	205
Jaguar Holding Co. 6.375% 2023[1]	60	62
Kinetic Concepts, Inc. 12.50% 2021[1]	160	161
Molina Healthcare, Inc. 5.375% 2022	40	40
Novartis Capital Corp. 1.75% 2025	41	42
Novartis Capital Corp. 2.00% 2027	24	24
Par Pharmaceutical Cos. Inc. 7.50% 2027[1]	30	30
PAREXEL International Corp. 6.375% 2025[1]	100	88
Partners HealthCare System, Inc. 3.192% 2049	42	42
Radiology Partners, Inc. 9.25% 2028[1]	25	22
Select Medical Holdings Corp. 6.25% 2026[1]	36	36
Shire PLC 3.20% 2026	85	87
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 6.103% 2026[2,3]	20	18
Surgery Center Holdings 10.00% 2027[1]	45	32
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	200	211
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	120	137
Tenet Healthcare Corp. 8.125% 2022	20	19
Tenet Healthcare Corp. 6.75% 2023	275	255
Tenet Healthcare Corp. 4.625% 2024	50	48
Tenet Healthcare Corp. 4.875% 2026[1]	60	57
Teva Pharmaceutical Finance Co. BV 3.15% 2026	625	531
Teva Pharmaceutical Finance Co. BV 6.75% 2028	200	195
Thermo Fisher Scientific Inc. 4.497% 2030	18	20
American Funds Multi-Sector Income Fund — Page 1 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 2.375% 2024	$15	$15
UnitedHealth Group Inc. 2.875% 2029	15	16
UnitedHealth Group Inc. 4.45% 2048	35	44
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	50	50
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	100	106
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	75	79
Vizient Inc. 6.25% 2027[1]	5	5
		4,540
Communication services 8.00%
AT&T Inc. 4.75% 2046	21	23
CBS Corp. 7.25% 2024[1]	25	21
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	200	202
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	50	49
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	120	120
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	45	44
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	13	14
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	20	21
CenturyLink, Inc. 4.00% 2027[1]	125	120
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	85	74
Comcast Corp. 2.65% 2030	110	114
Comcast Corp. 3.75% 2040	15	17
Comcast Corp. 4.00% 2048	35	41
Diamond Sports Group LLC 5.375% 2026[1]	23	19
Diamond Sports Group LLC 6.625% 2027[1]	50	34
Entercom Media Corp. 6.50% 2027[1]	5	4
Fox Corp. 3.05% 2025	16	16
Fox Corp. 3.50% 2030	93	94
Front Range BidCo, Inc. 6.125% 2028[1]	150	143
Frontier Communications Corp. 10.50% 2022[4]	130	35
Frontier Communications Corp. 8.50% 2026[1]	50	46
Frontier Communications Corp. 8.00% 2027[1]	60	60
Gray Television, Inc. 7.00% 2027[1]	40	40
iHeartCommunications, Inc. 5.25% 2027[1]	32	28
Intelsat Jackson Holding Co. 5.50% 2023	110	68
Intelsat Jackson Holding Co. 8.00% 2024[1]	35	34
Intelsat Jackson Holding Co. 8.50% 2024[1]	45	29
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	35	33
Lamar Media Corp. 5.75% 2026	25	26
Level 3 Communications, Inc. 5.375% 2024	100	101
Live Nation Entertainment, Inc. 4.875% 2024[1]	50	46
Live Nation Entertainment, Inc. 5.625% 2026[1]	35	31
Live Nation Entertainment, Inc. 4.75% 2027[1]	26	23
MDC Partners Inc. 6.50% 2024[1]	235	178
Meredith Corp. 6.875% 2026	55	48
Netflix, Inc. 4.875% 2030[1]	108	110
Nexstar Escrow Corp. 5.625% 2027[1]	10	10
Numericable Group SA 7.375% 2026[1]	200	203
OUTFRONT Media Cap LLC 5.00% 2027[1]	25	23
Sirius XM Radio Inc. 3.875% 2022[1]	25	25
Sirius XM Radio Inc. 4.625% 2023[1]	150	149
Sprint Corp. 7.25% 2021	40	41
Sprint Corp. 6.875% 2028	220	253
Sprint Corp. 8.75% 2032	150	199
American Funds Multi-Sector Income Fund — Page 2 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
TEGNA Inc. 4.625% 2028[1]	$45	$40
T-Mobile US, Inc. 4.00% 2022	50	50
T-Mobile US, Inc. 6.375% 2025	25	26
Univision Communications Inc. 5.125% 2023[1]	50	45
Univision Communications Inc. 5.125% 2025[1]	50	43
Verizon Communications Inc. 4.329% 2028	25	29
Verizon Communications Inc. 4.016% 2029	35	40
Verizon Communications Inc. 3.15% 2030	75	81
Vodafone Group PLC 4.25% 2050	25	26
Walt Disney Co. 4.625% 2040	20	24
Walt Disney Co. 4.70% 2050	40	52
Warner Music Group 5.00% 2023[1]	75	75
Warner Music Group 5.50% 2026[1]	50	49
Ziggo Bond Co. BV 5.125% 2030[1]	100	99
Ziggo Bond Finance BV 5.50% 2027[1]	150	151
		3,839
Financials 7.92%
Advisor Group Holdings, LLC 6.25% 2028[1]	20	17
AG Merger Sub II, Inc. 10.75% 2027[1]	158	139
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	63	59
Allstate Corp. 3.85% 2049	20	22
Ally Financial Inc. 8.00% 2031	25	28
AON Corp. 2.20% 2022	48	48
AssuredPartners, Inc. 8.00% 2027[1]	80	74
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[5]	28	29
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	226	218
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[5]	60	68
Bank of Montreal 2.50% 2024	110	108
CIT Group Inc. 4.125% 2021	40	40
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[5]	90	89
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[5]	15	15
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[5]	75	83
Citigroup Inc. 5.316% 2041 (USD-SOFR + 4.548% on 3/26/2040)[5]	40	50
Compass Diversified Holdings 8.00% 2026[1]	35	34
Credit Acceptance Corp. 6.625% 2026	15	14
Danske Bank AS 3.875% 2023[1]	300	297
Fairstone Financial Inc. 7.875% 2024[1]	42	40
FS Energy and Power Fund 7.50% 2023[1]	210	188
Goldman Sachs Group, Inc. 3.50% 2025	31	31
Goldman Sachs Group, Inc. 3.80% 2030	240	251
Hartford Financial Services Group, Inc. 2.80% 2029	60	59
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[5]	200	206
HUB International Ltd. 7.00% 2026[1]	280	279
Iris Merger Sub 2019 Inc. 9.375% 2028[1]	49	48
JPMorgan Chase & Co. 2.95% 2026	60	62
LPL Financial Holdings Inc. 4.625% 2027[1]	30	28
MetLife, Inc. 4.55% 2030	40	45
Metropolitan Life Global Funding I 1.95% 2023[1]	150	147
Morgan Stanley 3.70% 2024	50	53
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	75	74
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[5]	70	73
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[5]	30	43
MSCI Inc. 5.75% 2025[1]	20	21
American Funds Multi-Sector Income Fund — Page 3 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI Inc. 5.375% 2027[1]	$50	$51
MSCI Inc. 4.00% 2029[1]	45	45
Navient Corp. 6.75% 2026	75	69
Navient Corp. 5.00% 2027	115	100
Navient Corp. 5.625% 2033	15	11
Progressive Corp. 3.20% 2030	30	33
Royal Bank of Canada 1.95% 2023	53	52
Springleaf Finance Corp. 6.875% 2025	75	76
Travelers Cos., Inc. 4.10% 2049	20	24
Wells Fargo & Co. 3.00% 2026	120	124
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[5]	60	77
Westpac Banking Corp. 5.00% 2049 (USD-USISDA05 + 2.88% on 9/21/2027)[5]	75	63
		3,805
Information technology 7.57%
Adobe Inc. 1.90% 2025	75	76
Adobe Inc. 2.15% 2027	150	152
Adobe Inc. 2.30% 2030	150	151
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.027% 2025[2,3]	80	62
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.45% 2025[2,3]	25	23
Banff Merger Sub Inc. 9.75% 2026[1]	75	67
Broadcom Inc. 4.75% 2029[1]	170	173
Broadcom Ltd. 3.875% 2027	110	105
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 10.25% 2022[2,3]	58	53
Diebold, Inc. 8.50% 2024	175	115
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 5.813% 2022[2,3]	143	126
Fair Isaac Corp. 5.25% 2026[1]	200	200
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	175	182
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	75	79
Fiserv, Inc. 3.50% 2029	220	234
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	85	87
GoDaddy Operating Co. 5.25% 2027[1]	15	15
Infor (US), Inc. 6.50% 2022	140	137
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 2024[2,3]	300	283
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.603% 2023[2,3]	149	109
NVIDIA Corp. 3.50% 2050	500	547
Open Text Corp. 3.875% 2028[1]	25	24
Open Text Corp. 4.125% 2030[1]	25	24
PayPal Holdings, Inc. 2.40% 2024	100	101
PayPal Holdings, Inc. 2.65% 2026	59	58
PayPal Holdings, Inc. 2.85% 2029	115	115
Solera Holdings, Inc. 10.50% 2024[1]	50	49
Tempo Acquisition LLC 6.75% 2025[1]	45	41
Unisys Corp. 10.75% 2022[1]	20	21
VeriSign, Inc. 4.75% 2027	35	36
Veritas Holdings Ltd. 10.50% 2024[1]	200	170
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.95% 2023[2,3]	25	21
		3,636
Utilities 6.01%
AEP Transmission Co. LLC 3.80% 2049	20	22
AES Corp. 6.00% 2026	130	129
American Electric Power Co., Inc. 3.65% 2021	140	142
Berkshire Hathaway Energy Co. 4.05% 2025[1]	50	54
American Funds Multi-Sector Income Fund — Page 4 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Calpine Corp. 5.125% 2028[1]	$50	$46
CenterPoint Energy, Inc. 3.85% 2024	65	66
Connecticut Light and Power Co. 3.20% 2027	25	26
Consumers Energy Co. 3.10% 2050	36	35
Consumers Energy Co. 3.50% 2051	50	54
Duke Energy Carolinas, LLC 2.45% 2030	25	25
Duke Energy Florida, LLC 2.50% 2029	80	79
Duke Energy Progress Inc. (3-month USD-LIBOR + 0.18%) 1.179% 2020[3]	600	589
Edison International 3.55% 2024	104	103
Edison International 5.75% 2027	16	17
Edison International 4.125% 2028	14	13
Entergy Corp. 2.95% 2026	65	65
FirstEnergy Corp. 2.65% 2030	80	76
Jersey Central Power & Light Co. 4.30% 2026[1]	50	54
MidAmerican Energy Holdings Co. 3.65% 2029	70	77
NGL Energy Partners LP 7.50% 2026	150	54
Northern States Power Co. 2.90% 2050	6	6
NRG Energy, Inc. 7.25% 2026	75	79
Pacific Gas and Electric Co. 2.45% 2022[4]	60	59
Pacific Gas and Electric Co. 4.65% 2028[1,4]	125	131
Public Service Co. of Colorado 3.80% 2047	10	10
Public Service Electric and Gas Co. 2.45% 2030	50	50
San Diego Gas & Electric Co. 3.75% 2047	54	55
SCANA Corp. 6.25% 2020	30	30
Southern California Edison Co. 2.25% 2030	50	47
Southern California Edison Co. 4.00% 2047	52	54
Southern California Edison Co. 4.125% 2048	123	132
Southern California Edison Co. 3.65% 2050	25	24
Southern California Gas Co. 2.55% 2030	25	24
State Grid Overseas Investment Ltd. 3.50% 2027[1]	200	214
Talen Energy Corp. 10.50% 2026[1]	30	22
Talen Energy Corp. 7.25% 2027[1]	35	32
Talen Energy Corp. 6.625% 2028[1]	100	85
Virginia Electric and Power Co. 3.30% 2049	25	25
Xcel Energy Inc. 2.60% 2029	50	47
Xcel Energy Inc. 3.50% 2049	40	36
		2,888
Industrials 5.54%
Allison Transmission Holdings, Inc. 5.00% 2024[1]	50	49
ARAMARK Corp. 5.00% 2028[1]	35	33
Associated Materials, LLC 9.00% 2024[1]	158	128
Boeing Co. 3.10% 2026	53	49
Boeing Co. 3.20% 2029	30	28
Boeing Co. 2.95% 2030	3	3
Boeing Co. 3.60% 2034	30	27
Bombardier Inc. 7.50% 2024[1]	10	7
Bombardier Inc. 7.50% 2025[1]	10	7
Bombardier Inc. 7.875% 2027[1]	10	7
CCCI Treasure Ltd., 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 7.192% on 4/21/2020)[5]	200	200
CSX Corp. 4.50% 2049	25	29
Dun & Bradstreet Corp. 6.875% 2026[1]	30	31
Dun & Bradstreet Corp. 10.25% 2027[1]	275	293
General Dynamics Corp. 3.00% 2021	100	101
American Funds Multi-Sector Income Fund — Page 5 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Dynamics Corp. 4.25% 2050	$9	$11
Harsco Corp. 5.75% 2027[1]	40	37
Honeywell International Inc. 2.30% 2024	75	75
Honeywell International Inc. 2.70% 2029	35	36
JELD-WEN Holding, Inc. 4.875% 2027[1]	70	62
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	70	65
LABL Escrow Issuer, LLC 10.50% 2027[1]	45	42
LSC Communications, Inc. 8.75% 2023[1]	50	6
Moog Inc. 4.25% 2027[1]	11	10
Norfolk Southern Corp. 3.00% 2022	44	44
Northrop Grumman Corp. 2.55% 2022	60	60
Northrop Grumman Corp. 5.15% 2040	30	38
Northrop Grumman Corp. 5.25% 2050	27	37
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 4.561% 2025[2,3,6]	148	130
Prime Security Services Borrower, LLC 6.25% 2028[1]	74	64
PrimeSource Building Products Inc. 9.00% 2023[1]	225	156
Rexnord Corp. 4.875% 2025[1]	100	94
Science Applications International Corp. 4.875% 2028[1]	25	24
Sensata Technologies Holding BV 4.875% 2023[1]	25	24
TransDigm Inc. 6.25% 2026[1]	10	10
TransDigm Inc. 5.50% 2027[1]	75	68
Uber Technologies, Inc. 8.00% 2026[1]	270	268
Union Pacific Corp. 4.30% 2049	75	86
Union Pacific Corp. 3.25% 2050	13	13
United Rentals, Inc. 4.625% 2025	65	62
United Rentals, Inc. 5.875% 2026	5	5
United Rentals, Inc. 6.50% 2026	10	10
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	125	100
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	25	20
Westinghouse Air Brake Technologies Corp. 4.40% 2024[5]	12	12
		2,661
Consumer discretionary 5.25%
Allied Universal Holdco LLC 6.625% 2026[1]	30	30
Allied Universal Holdco LLC 9.75% 2027[1]	70	66
Bayerische Motoren Werke AG 2.95% 2022[1]	200	197
Boyd Gaming Corp. 4.75% 2027[1]	25	21
Cedar Fair, LP 5.25% 2029[1]	10	9
Churchill Downs Inc. 4.75% 2028[1]	85	74
Extended Stay America Inc. 4.625% 2027[1]	53	42
Fertitta Entertainment, Inc. 8.75% 2025[1]	100	52
General Motors Co. 5.95% 2049	35	26
Hanesbrands Inc. 4.875% 2026[1]	125	124
Hilton Worldwide Holdings Inc. 4.875% 2030	20	17
Home Depot, Inc. 2.70% 2030	50	51
Home Depot, Inc. 3.35% 2050	20	22
Levi Strauss & Co. 5.00% 2025	25	24
Merlin Entertainment 5.75% 2026[1]	200	171
MGM Resorts International 7.75% 2022	25	25
MGM Resorts International 6.00% 2023	150	146
MGM Resorts International 5.50% 2027	33	30
Neiman Marcus Group Ltd. LLC 8.00% 2024[1]	90	11
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[1,7]	66	22
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 9.17% 2023 (10.91% PIK)[2,3,7]	55	22
American Funds Multi-Sector Income Fund — Page 6 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
NIKE, Inc. 3.375% 2050	$9	$10
Panther BF Aggregator 2, LP 6.25% 2026[1]	40	38
Panther BF Aggregator 2, LP 8.50% 2027[1]	80	70
Party City Holdings Inc. 6.125% 2023[1]	50	12
PetSmart, Inc. 7.125% 2023[1]	150	142
PetSmart, Inc. 5.875% 2025[1]	75	74
PetSmart, Inc. 8.875% 2025[1]	200	182
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	100	81
Scientific Games Corp. 8.25% 2026[1]	50	32
Scientific Games Corp. 7.00% 2028[1]	10	6
Scientific Games Corp. 7.25% 2029[1]	15	9
Six Flags Entertainment Corp. 4.875% 2024[1]	150	128
Staples, Inc. 7.50% 2026[1]	75	66
Toyota Motor Credit Corp. 1.90% 2021	64	64
Toyota Motor Credit Corp. 3.375% 2030	57	58
Vici Properties LP 4.625% 2029[1]	15	14
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	10	9
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	85	81
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	75	71
William Carter Co. 5.625% 2027[1]	40	39
Wyndham Worldwide Corp. 5.375% 2026[1]	50	44
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	20	18
YUM! Brands, Inc. 7.75% 2025[1]	88	93
		2,523
Materials 4.72%
Ardagh Group SA 6.50% 2027[1,7]	400	346
Braskem SA 4.50% 2030[1]	200	156
BWAY Parent Co., Inc. 7.25% 2025[1]	100	76
Carrier Global Corp. 2.242% 2025[1]	45	44
Carrier Global Corp. 2.493% 2027[1]	25	24
Carrier Global Corp. 2.722% 2030[1]	40	37
Cleveland-Cliffs Inc. 4.875% 2024[1]	55	51
Cleveland-Cliffs Inc. 5.875% 2027[1]	15	9
CVR Partners, LP 9.25% 2023[1]	100	81
Dow Chemical Co. 4.80% 2049	62	65
First Quantum Minerals Ltd. 7.50% 2025[1]	200	168
Freeport-McMoRan Inc. 3.875% 2023	30	29
FXI Holdings, Inc. 7.875% 2024[1]	140	95
FXI Holdings, Inc. 12.25% 2026[1]	150	118
Greif, Inc. 6.50% 2027[1]	25	24
Hexion Inc. 7.875% 2027[1]	210	180
LSB Industries, Inc. 9.625% 2023[1]	145	122
Mineral Resources Ltd. 8.125% 2027[1]	25	24
Novelis Corp. 4.75% 2030[1]	50	45
Owens-Illinois, Inc. 5.875% 2023[1]	120	118
Scotts Miracle-Gro Co. 4.50% 2029	50	48
Sealed Air Corp. 5.25% 2023[1]	25	26
Sealed Air Corp. 4.00% 2027[1]	38	36
Silgan Holdings Inc. 4.125% 2028[1]	49	45
Summit Materials, Inc. 6.125% 2023	20	20
Summit Materials, Inc. 6.50% 2027[1]	25	24
TPC Group Inc. 10.50% 2024[1]	21	17
Tronox Ltd. 5.75% 2025[1]	30	27
American Funds Multi-Sector Income Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Tronox Ltd. 6.50% 2026[1]	$120	$109
Univar Solutions USA Inc. 5.125% 2027[1]	15	14
Valvoline Inc. 4.25% 2030[1]	25	23
Venator Materials Corp. 5.75% 2025[1]	80	63
		2,264
Energy 4.32%
Apache Corp. 4.25% 2030	30	16
Apache Corp. 4.75% 2043	20	9
Apache Corp. 5.35% 2049	125	63
Ascent Resources - Utica LLC 7.00% 2026[1]	50	15
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.363% 2022[2,3]	35	10
Canadian Natural Resources Ltd. 4.95% 2047	65	47
Carrizo Oil & Gas Inc. 6.25% 2023	60	15
Cenovus Energy Inc. 4.25% 2027	80	39
Cenovus Energy Inc. 5.25% 2037	20	9
Cenovus Energy Inc. 5.40% 2047	25	11
Centennial Resource Production, LLC 6.875% 2027[1]	30	7
Cheniere Energy Partners, LP 4.50% 2029[1]	77	69
Cheniere Energy, Inc. 7.00% 2024	100	88
Cheniere Energy, Inc. 3.70% 2029[1]	60	45
Chesapeake Energy Corp. 11.50% 2025[1]	21	4
Concho Resources Inc. 4.30% 2028	40	37
Denbury Resources Inc. 9.00% 2021[1]	40	12
Diamond Offshore Drilling, Inc. 7.875% 2025	15	4
Enbridge Energy Partners, LP 7.375% 2045	18	20
Energy Transfer Partners, LP 6.125% 2045	20	17
Energy Transfer Partners, LP 5.30% 2047	35	27
Energy Transfer Partners, LP 6.00% 2048	80	67
Energy Transfer Partners, LP 6.25% 2049	60	51
EQT Corp. 6.125% 2025	75	58
Kinder Morgan, Inc. 5.20% 2048	15	16
Matador Resources Co. 5.875% 2026	10	3
MPLX LP 5.50% 2049	10	8
Murphy Oil Corp. 5.875% 2027	10	5
MV24 Capital BV 6.748% 2034[1]	3	2
Nabors Industries Inc. 5.75% 2025	15	3
NGL Energy Partners LP 7.50% 2023	25	9
Noble Energy, Inc. 3.25% 2029	163	105
Noble Energy, Inc. 4.20% 2049	17	9
NuStar Logistics, LP 6.00% 2026	40	30
Oasis Petroleum Inc. 6.875% 2022	50	10
Oasis Petroleum Inc. 6.25% 2026[1]	95	16
Occidental Petroleum Corp. 3.20% 2026	25	12
Occidental Petroleum Corp. 3.50% 2029	108	51
Occidental Petroleum Corp. 4.40% 2049	20	9
ONEOK, Inc. 2.20% 2025	18	14
ONEOK, Inc. 3.10% 2030	62	47
Petrobras Global Finance Co. 5.093% 2030[1]	50	46
Petróleos Mexicanos 5.625% 2046	27	17
Petróleos Mexicanos 7.69% 2050[1]	46	32
QEP Resources, Inc. 5.625% 2026	35	13
Range Resources Corp. 5.00% 2023	25	19
Sanchez Energy Corp. 7.25% 2023[1]	27	5
American Funds Multi-Sector Income Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sanchez Energy Corp., Term Loan, 7.25% 2020[2,6,8]	$3	$3
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.45% 2020[2,3,6,8]	6	6
Shell International Finance BV 2.00% 2024	90	90
SM Energy Co. 6.625% 2027	85	25
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)[5]	75	52
Southwestern Energy Co. 7.50% 2026	50	33
Sunoco LP 4.875% 2023	45	44
Sunoco LP 6.00% 2027	85	74
Targa Resources Partners LP 6.50% 2027	15	13
Targa Resources Partners LP 6.875% 2029	15	12
Targa Resources Partners LP 5.50% 2030[1]	145	113
Teekay Corp. 9.25% 2022[1]	80	81
Total Capital International 2.434% 2025	50	50
Transocean Guardian Ltd. 5.875% 2024[1]	36	29
Transocean Inc. 8.375% 2021[5]	45	26
Transocean Inc. 6.125% 2025[1]	33	27
Transocean Poseidon Ltd. 6.875% 2027[1]	40	33
Valaris PLC 7.75% 2026	30	3
Western Midstream Operating, LP 3.10% 2025	30	16
Western Midstream Operating, LP 4.05% 2030	22	10
Western Midstream Operating, LP 5.25% 2050	200	82
Whiting Petroleum Corp. 6.25% 2023	25	2
Whiting Petroleum Corp. 6.625% 2026	115	9
Williams Partners LP 3.90% 2025	5	4
Williams Partners LP 6.30% 2040	8	8
Williams Partners LP 5.10% 2045	6	6
		2,072
Consumer staples 3.37%
Albertsons Cos. LLC 3.50% 2023[1]	35	35
Altria Group, Inc. 5.95% 2049	72	84
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	90	99
B&G Foods, Inc. 5.25% 2025	125	123
B&G Foods, Inc. 5.25% 2027	60	59
British American Tobacco PLC 3.215% 2026	40	38
British American Tobacco PLC 4.54% 2047	135	124
Conagra Brands, Inc. 3.80% 2021	100	101
Conagra Brands, Inc. 5.30% 2038	2	2
Conagra Brands, Inc. 5.40% 2048	20	23
Darling Ingredients Inc. 5.25% 2027[1]	125	122
Energizer Holdings, Inc. 7.75% 2027[1]	100	104
Keurig Dr Pepper Inc. 5.085% 2048	10	13
Kimberly-Clark Corp. 3.10% 2030	12	13
Kraft Heinz Co. 3.00% 2026	110	107
Kraft Heinz Co. 3.75% 2030[1]	40	38
Molson Coors Brewing Co. 4.20% 2046	20	18
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 5.322% 2026[2,3,6]	89	81
PepsiCo, Inc. 3.625% 2050	50	59
Performance Food Group, Inc. 5.50% 2027[1]	37	34
Philip Morris International Inc. 3.375% 2029	85	90
Post Holdings, Inc. 5.00% 2026[1]	75	77
Post Holdings, Inc. 5.50% 2029[1]	105	109
American Funds Multi-Sector Income Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 4.625% 2030[1]	$36	$35
Procter & Gamble Co. 3.60% 2050	25	31
		1,619
Real estate 1.88%
American Campus Communities, Inc. 3.30% 2026	38	38
American Campus Communities, Inc. 2.85% 2030	5	5
Brookfield Property REIT Inc. 5.75% 2026[1]	95	78
Equinix, Inc. 2.625% 2024	42	39
Equinix, Inc. 2.90% 2026	68	63
Equinix, Inc. 3.20% 2029	75	70
Howard Hughes Corp. 5.375% 2025[1]	150	146
Iron Mountain Inc. 5.75% 2024	65	65
Medical Properties Trust, Inc. 5.00% 2027	70	68
Realogy Corp. 4.875% 2023[1]	30	25
Realogy Corp. 9.375% 2027[1]	170	145
SBA Communications Corp. 4.00% 2022	100	101
SBA Communications Corp. 3.875% 2027[1]	50	50
Westfield Corp. Ltd. 3.50% 2029[1]	10	9
		902
Total corporate bonds & notes		30,749
Mortgage-backed obligations 16.05% Commercial mortgage-backed securities 12.04%
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[9]	10	11
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[9]	10	11
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[9]	25	27
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[9]	10	11
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[9]	10	11
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[9]	20	21
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[9]	10	11
Citigroup Commercial Mortgage Trust, Series 2013-CG11, Class B, 3.732% 2046[3,9]	95	95
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class D, 5.214% 2046[1,3,9]	250	226
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class B, 4.241% 2049[3,9]	110	108
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717% 2053[9]	50	52
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,3,9]	300	285
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[9]	80	80
Commercial Mortgage Trust, Series 2013-LC6, Class D, 4.342% 2046[1,3,9]	113	102
Commercial Mortgage Trust, Series 2013-CR12, Class B, 4.762% 2046[3,9]	320	326
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,3,9]	200	208
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[9]	108	112
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[9]	260	271
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[9]	75	75
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.447% 2047[3,9]	93	83
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.513% 2047[3,9]	110	99
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.731% 2047[3,9]	300	273
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,9]	25	25
Commercial Mortgage Trust, Series 2015-LC23, Class C, 4.645% 2048[3,9]	10	9
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[9]	25	26
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.745% 2046[1,3,9]	370	332
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[3,9]	200	204
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.702% 2046[3,9]	230	214
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.679% 2047[1,3,9]	141	123
American Funds Multi-Sector Income Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.62% 2048[3,9]	$150	$132
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.168% 2046[3,9]	435	386
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class B, 4.622% 2049[3,9]	110	111
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.118% 2046[3,9]	100	94
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.234% 2046[1,3,9]	300	274
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AS, 4.353% 2046[3,9]	40	42
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,9]	15	15
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[3,9]	100	102
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[9]	45	48
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.197% 2049[1,3,9]	275	196
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,3,9]	25	25
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[3,9]	20	19
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.76% 2045[1,3,9]	44	41
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[9]	25	26
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.534% 2058[3,9]	110	96
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.139% 2045[1,3,9]	40	35
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.202% 2045[3,9]	240	224
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[9]	50	51
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[9]	40	41
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.813% 2045[3,9]	200	193
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[3,9]	198	198
		5,780
Collateralized mortgage-backed obligations (privately originated) 3.94%
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.547% 2029[1,3,9]	400	343
Connecticut Avenue Securities, Series 2016-C06, Class 1M2, (1-month USD-LIBOR + 4.25%) 5.197% 2029[3,9]	50	49
Connecticut Avenue Securities, Series 2020-R01, Class 1M2, (1-month USD-LIBOR + 2.05%) 2.997% 2040[1,3,9]	50	33
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,9]	258	265
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,9]	131	136
Mill City Mortgage Trust, Series 2019-GS2, Class M1, 3.00% 2059[1,9]	200	170
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[1,3,6,9]	200	192
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,3,6,9]	125	119
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[1,3,6,9]	125	118
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,9]	196	185
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 2056[1,3,9]	200	192
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 2057[1,3,9]	100	92
		1,894
Federal agency mortgage-backed obligations 0.07%
Freddie Mac, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 2.797% 2050[1,3,9]	50	32
Total mortgage-backed obligations		7,706
Bonds & notes of governments & government agencies outside the U.S. 9.02%
Abu Dhabi (Emirate of) 2.50% 2029[1]	200	195
Angola (Repulic of) 8.00% 2029[1]	200	84
Argentine Republic 5.625% 2022	400	118
Argentine Republic 6.875% 2027	200	56
Bahrain (Kingdom of) 6.125% 2022	250	239
Costa Rica (Republic of) 4.375% 2025	200	166
Dominican Republic 5.95% 2027	250	238
Gabonese Republic 6.375% 2024	200	140
Ghana (Republic of) 8.125% 2032[1]	200	143
Greece (Hellenic Republic of) 3.75% 2028	€70	89
American Funds Multi-Sector Income Fund — Page 11 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kazakhstan (Republic of) 4.875% 2044	$200	$226
Kenya (Republic of) 7.25% 2028	200	187
Pakistan (Islamic Republic of) 8.25% 2024	400	356
Poland (Republic of) 3.25% 2026	250	271
Qatar (State of) 3.375% 2024[1]	200	204
Romania 3.50% 2034	€30	34
Romania 5.125% 2048[1]	$100	104
Romania 5.125% 2048	100	104
Russian Federation 4.375% 2029	400	429
South Africa (Republic of) 5.875% 2030	200	175
Tunisia (Republic of) 6.375% 2026	€100	90
Turkey (Republic of) 7.375% 2025	$200	197
Ukraine 7.75% 2020	100	98
Ukraine 7.75% 2026	200	185
United Mexican States 4.50% 2029	200	206
		4,334
Municipals 2.12% Illinois 0.63%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	152
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90	89
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	250	63
		304
Puerto Rico 0.49%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	150	137
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	100	97
		234
Georgia 0.45%
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	200	214
Texas 0.21%
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-B, 3.75% 2022	100	99
South Carolina 0.19%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	30	34
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	50	58
		92
Florida 0.15%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	73
Total municipals		1,016
Asset-backed obligations 1.33%
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,9]	472	441
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,3,9]	197	199
		640
American Funds Multi-Sector Income Fund — Page 12 of 17

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 0.50% U.S. Treasury 0.50%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2023	$122	$126
U.S. Treasury 2.375% 2049[10]	92	115
Total U.S. Treasury bonds & notes		241
Total bonds, notes & other debt instruments (cost: $48,258,000)		44,686
Common stocks 0.08% Materials 0.08%	Shares
Hexion Holdings Corp., Class B11	4,181	40
Total common stocks (cost: $65,000)		40
Short-term securities 4.45% Money market investments 4.45%
Capital Group Central Cash Fund 1.00%[12]	21,336	2,134
Total short-term securities (cost: $2,125,000)		2,134
Total investment securities 97.58% (cost: $50,448,000)		46,860
Other assets less liabilities 2.42%		1,163
Net assets 100.00%		$48,023
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 3/31/2020[14] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	6	July 2020	$1,200	$1,322	$6
5 Year U.S. Treasury Note Futures	Long	15	July 2020	1,500	1,880	7
10 Year U.S. Treasury Note Futures	Long	50	June 2020	5,000	6,934	171
10 Year Ultra U.S. Treasury Note Futures	Short	32	June 2020	(3,200)	(4,993)	(298)
20 Year U.S. Treasury Bond Futures	Long	7	June 2020	700	1,254	102
30 Year Ultra U.S. Treasury Bond Futures	Long	2	June 2020	200	444	1
						$(11)
American Funds Multi-Sector Income Fund — Page 13 of 17

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD17	EUR15	Morgan Stanley	4/15/2020	$—[15]
EUR35	USD39	JPMorgan Chase	5/6/2020	—[15]
USD113	EUR100	Citibank	6/19/2020	2
USD140	EUR127	Goldman Sachs	6/19/2020	—[15]
$2
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$2,500	$17	$38	$(21)
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
5.00%/Quarterly	CDX.NA.HY.33	12/20/2024	$2,695	$(171)	$(201)	$30
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	1,000	(64)	(48)	(16)
					$(249)	$14
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,928,000, which represented 41.50% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $980,000, which represented 2.04% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Step bond; coupon rate may change at a later date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $649,000, which represented 1.35% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Value determined using significant unobservable inputs.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,000, which represented less than .01% of the net assets of the fund.
[11]	Security did not produce income during the last 12 months.
[12]	Rate represents the seven-day yield at 3/31/2020.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Amount less than one thousand.
American Funds Multi-Sector Income Fund — Page 14 of 17

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $31,100,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $146,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $3,096,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Multi-Sector Income Fund — Page 15 of 17

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$30,740	$9	$30,749
Mortgage-backed obligations	—	7,706	—	7,706
Bonds & notes of governments & government agencies outside the U.S.	—	4,334	—	4,334
Municipals	—	1,016	—	1,016
Asset-backed obligations	—	640	—	640
U.S. Treasury bonds & notes	—	241	—	241
Common stocks	40	—	—	40
Short-term securities	2,134	—	—	2,134
Total	$2,174	$44,677	$9	$46,860
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$287	$—	$—	$287
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on credit default swaps	—	30	—	30
Liabilities:
Unrealized depreciation on futures contracts	(298)	—	—	(298)
Unrealized appreciation on open forward currency contracts	—	—	—	—
Unrealized depreciation on credit default swaps	—	(37)	—	(37)
Total	$(11)	$(5)	$—	$(16)
*	Futures contracts, forward currency contracts and credit default swaps are not included in the investment portfolio.

American Funds Multi-Sector Income Fund — Page 16 of 17

unaudited
Key to abbreviations and symbols
Auth. = Authority
EUR/€ = Euros
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
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